Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Management evaluated all additional events subsequent to the balance sheet date through to May 21, 2021, the date the consolidated financial statements were available to be issued, and determined the following items:

On May 13, 2021, the Company effected a forty-thousand (40,000)-for-one stock split to the shareholder of record as of May 13, 2021. The stock split was in the form of a common stock dividend of 3,999,900 new shares and all share and per share information has been retroactively adjusted to reflect the stock split.

14. Subsequent Events

The Company has evaluated all events or transactions that occurred after December 31, 2020 through March 15, 2021 which is the date that the financial statements were available to be issued. During this period, there were no material subsequent events requiring disclosure, except as noted below.

On January 1, 2021, the Company entered into a revised five-year lease agreement with a monthly rent of $30,000 with an entity controlled by the Company’s CEO and majority shareholder, Joseph C. Visconti.

On April 7, 2021, the Company filed a Certificate of Incorporation with the state of Delaware to authorize the Company to issue 50,000,000 shares of common stock and 10,000,000 shares of preferred stock, each with a par value of $0.001.

On April 8, 2021, the Company changed its name to Twin Vee PowerCats Co. and converted from a Florida corporation to a Delaware corporation. Also on April 8, 2021, the Company adopted the 2021 Stock Incentive Plan in which it earmarked certain shares for future issuances of share-based compensation to employees.

On May 13, 2021, the Company effected a forty-thousand (40,000)-for-one stock split to the shareholder of record as of May 13, 2021. The stock split was in the form of a common stock dividend of 3,999,900 new shares and all share and per share information has been retroactively adjusted to reflect the stock split.